Capital Stock - Details Regarding Outstanding and Exercisable Stock Options (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of Outstanding Options (in shares)	6,208,000
Outstanding Options, Weighted-Average Remaining Life (Years)	6 years
Outstanding Options, Weighted-Average Exercise Price (dollars per share)	$ 6.99	$ 9.90	$ 10.02	$ 10.77
Number of Exercisable Options (in shares)	4,952,000
Exercisable Options, Weighted-Average Remaining Life (Years)	5 years 1 month 6 days
Exercisable Options, Weighted-Average Exercise Price (dollars per share)	$ 8.03	$ 10.86	$ 13.17
Performance Shares
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of shares or units granted equity based compensation awards		489,443
Shares Granted, Value, Share-based Payment Arrangement, before Forfeiture		$ 5.7
Restricted Stock Units
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of shares or units granted equity based compensation awards	787,586	355,944	986,314
Shares Granted, Value, Share-based Payment Arrangement, before Forfeiture	$ 2.3	$ 1.4	$ 3.1
Vested restricted stock (in shares)	631,706	880,320	480,498
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Deferred	243,171	481,341
Stock Options
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value	$ 1.7	$ 0.0
Risk-free interest rate used in computing fair value of options granted	3.01%
Range Of Exercise Prices [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of Outstanding Options (in shares)	3,812,000
Outstanding Options, Weighted-Average Remaining Life (Years)	7 years 3 months 18 days
Outstanding Options, Weighted-Average Exercise Price (dollars per share)	$ 3.54
Number of Exercisable Options (in shares)	2,556,000
Exercisable Options, Weighted-Average Remaining Life (Years)	6 years 2 months 12 days
Exercisable Options, Weighted-Average Exercise Price (dollars per share)	$ 3.86
Range of Exercise Prices, lower limit (USD per share)	0.00
Range of Exercise Prices, upper limit (USD per share)	$ 4.99
Range Of Exercise Prices One [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of Outstanding Options (in shares)	1,586,000
Outstanding Options, Weighted-Average Remaining Life (Years)	4 years 1 month 6 days
Outstanding Options, Weighted-Average Exercise Price (dollars per share)	$ 8.95
Number of Exercisable Options (in shares)	1,586,000
Exercisable Options, Weighted-Average Remaining Life (Years)	4 years 1 month 6 days
Exercisable Options, Weighted-Average Exercise Price (dollars per share)	$ 8.95
Range of Exercise Prices, lower limit (USD per share)	5.00
Range of Exercise Prices, upper limit (USD per share)	$ 9.99
Range Of Exercise Prices Two [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of Outstanding Options (in shares)	580,000
Outstanding Options, Weighted-Average Remaining Life (Years)	3 years 9 months 18 days
Outstanding Options, Weighted-Average Exercise Price (dollars per share)	$ 10.18
Number of Exercisable Options (in shares)	580,000
Exercisable Options, Weighted-Average Remaining Life (Years)	3 years 9 months 18 days
Exercisable Options, Weighted-Average Exercise Price (dollars per share)	$ 10.18
Range of Exercise Prices, lower limit (USD per share)	10.00
Range of Exercise Prices, upper limit (USD per share)	$ 19.99
Range Of Exercise Prices Three [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of Outstanding Options (in shares)	230,000
Outstanding Options, Weighted-Average Remaining Life (Years)	1 year 8 months 12 days
Outstanding Options, Weighted-Average Exercise Price (dollars per share)	$ 42.73
Number of Exercisable Options (in shares)	230,000
Exercisable Options, Weighted-Average Remaining Life (Years)	1 year 8 months 12 days
Exercisable Options, Weighted-Average Exercise Price (dollars per share)	$ 42.73
Range of Exercise Prices, lower limit (USD per share)	20.00
Range of Exercise Prices, upper limit (USD per share)	$ 59.99